INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue
Royalties			$ 1,216,161	$ 518,933
Revenue	$ 62,272,547	$ 62,452,761	98,502,367	92,058,506
Sale of goods and services
Revenue
Revenue			$ 97,286,206	$ 91,539,573